Consolidated Statements of Shareholders' Equity (Parentheticals) - $ / shares shares in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Shares of treasury stock sold (in shares)	3,889	2,957	1,715
Cash dividends declared per share (in dollars per share)	$ 0.51	$ 0.52	$ 0.48
Repurchase of shares (in shares)	0	4,220	0